Note 8 - Intangible Assets - Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
2020	$ 604
2021	502
2022	412
2023	330
2024	251
Thereafter	229
	2,328
Mortgage Servicing Rights [Member]
2020	505
2021	455
2022	402
2023	330
2024	251
Thereafter	229
	2,172	$ 1,855
Core Deposits [Member]
2020	99
2021	47
2022	10
2023	0
2024	0
Thereafter	0
	$ 156	$ 255